ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET OF PROVISION FOR DOUBTFUL ACCOUNTS
Summary of accounts receivable, net of provision for doubtful accounts

	December 31,	December 31,
	2020	2019
Accounts receivable	$69,857,239	$57,084,540
Less: provision for doubtful accounts	(4,702,394)	(2,460,780)
Accounts receivable, net of provision for doubtful accounts	$65,154,845	$54,623,760

Summary of movement of allowance for doubtful accounts

	December 31,	December 31,
	2020	2019
Balance at beginning of the year	$2,460,780	$924,236
Charge to expenses	1,960,604	1,561,805
Foreign exchange loss (gain)	281,010	(25,261)
Balance at end of the year	$4,702,394	$2,460,780